Selling expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Selling Expenses [Line Items]
Transportation services	$ 18,855	$ 17,343	$ 12,596
Shipping services and expenses	4,248	3,704	2,719
Canons and tributes	3,335	2,784	2,146
Laboratory analysis and tests	1,173	965	437
Personnel expenses	693	631	699
Other	358	341	795
Total	28,662	25,768	19,392
Sociedad Minera Cerro Verde S.A.A.
Disclosure of Selling Expenses [Line Items]
Copper concentrate freight	110,390	135,951	145,725
Commissions	4,926	5,641	5,960
Memberships and other	1,874	2,067	2,457
Other	1,453	2,112	4,102
Total	$ 118,643	$ 145,771	$ 158,244